Investment in Master Trust (Tables) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Master Trust [Line Items]
Schedule of Fair Values of Investments and Other Assets and Liabilities of the Master Trust

The following table presents the fair values of investments and other assets and liabilities of the Master Trust, and the Plan’s interest in the Master Trust, as of December 31, 2025 and 2024:

	December 31, 2025		December 31, 2024
		Plan’s Interest		Plan’s Interest
	Master Trust Balances	in Master Trust Balances	Master Trust Balances	in Master Trust Balances
Investments at fair value:
Mutual funds	$492,178,626	$477,607,770	$420,451,141	$408,185,999
Diageo common stock fund	7,178,745	7,028,436	11,048,269	10,871,556
Money market funds	21,576,089	20,731,955	19,461,529	18,725,767
Master Trust Net Assets, at fair value	$520,933,460	$505,368,161	$450,960,939	$437,783,322

Investment income of the Master Trust for the year ended December 31, 2025 is as follows:

Net appreciation in fair value of investments	$63,862,884
Interest and dividends	14,161,694
Total investment income	$78,024,578

Schedule of Master Trust’s Assets at Fair Value

The following table sets forth by level, within the fair value hierarchy, the Master Trust’s assets at fair value:

	Master Trust assets at fair value as of December 31, 2025
	Level 1	Total
Mutual funds	$492,178,626	$492,178,626
Money market funds	21,576,089	21,576,089
Diageo common stock fund	7,178,745	7,178,745
	$520,933,460	$520,933,460

	Master Trust assets at fair value as of December 31, 2024
	Level 1	Total
Mutual funds	$420,451,141	$420,451,141
Money market funds	19,461,529	19,461,529
Diageo common stock fund	11,048,269	11,048,269
	$450,960,939	$450,960,939